Derivative Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Derivative Warrant Liabilities

	(Unaudited) At 30 June 2022	At 31 December 2021
	USD	USD
Opening balance	—	—
Recognized pursuant to the reverse acquisition transaction	35,487,284	—
Change in fair value during the period/year	(24,342,284)	—

Ending balance	11,145,000	—